Organization And Principal Activities (Details) - Schedule of Subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization And Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Date of incorporation	21.07.2023
Percentage of effective ownership	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of Artificial Intelligence, image processing, communication, networking, & process control software services.
VCI Global Limited [Member]
Organization And Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Date of incorporation	29.04.2020
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Holding company
V Capital Kronos Berhad [Member]
Organization And Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Date of incorporation	01.09.2020
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Holding company
V Capital Venture Sdn Bhd [Member]
Organization And Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Date of incorporation	19.08.2014
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory
Accuventures Sdn Bhd [Member]
Organization And Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Date of incorporation	22.06.2015
Percentage of effective ownership	100.00%	80.00%
Place of incorporation	Malaysia
Principal activities	Provision of technology development, computer software programming and holding company.
Credilab Sdn Bhd [Member]
Organization And Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Date of incorporation	26.10.2020
Percentage of effective ownership	100.00%	80.00%
Place of incorporation	Malaysia
Principal activities	Carry on licensed money lending activities, consulting, information technology development, and computer software programming
V Capital Advisory Sdn Bhd [Member]
Organization And Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Date of incorporation	12.02.2018
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of corporate and business advisory in relation to corporate listing exercise, equity investment, corporate restructuring, merger and acquisition and corporate finance.
V Capital Quantum Sdn Bhd [Member]
Organization And Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Date of incorporation	18.01.2018
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of information technology development, business consultancy services and holding company.
V Capital Consulting Limited [Member]
Organization And Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Date of incorporation	01.03.2016
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory
Imej Jiwa Communication Sdn Bhd [Member]
Organization And Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Date of incorporation	29.10.2012
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of investor relation consultation services.
AB Management and Consultancy Sdn Bhd [Member]
Organization And Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Date of incorporation	05.04.2020
Percentage of effective ownership	80.00%	80.00%
Place of incorporation	Malaysia
Principal activities	Holding company
Elmu Education Group Sdn Bhd [Member]
Organization And Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Date of incorporation	03.12.2020
Percentage of effective ownership	56.00%	56.00%
Place of incorporation	Malaysia
Principal activities	Education and training services
Elmu V Sdn Bhd [Member]
Organization And Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Date of incorporation	18.05.2021
Percentage of effective ownership	69.20%	69.20%
Place of incorporation	Malaysia
Principal activities	Education and training services
Elmu Higher Education Sdn Bhd [Member]
Organization And Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Date of incorporation	24.05.2021
Percentage of effective ownership	56.00%	56.00%
Place of incorporation	Malaysia
Principal activities	Education and training services
V Capital Real Estate Sdn Bhd [Member]
Organization And Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Date of incorporation	05.07.2021
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of consultancy services in relation to real estate
V Capital Robotics Sdn Bhd [Member]
Organization And Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Date of incorporation	12.10.2021
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Dormant
VCI Energy Sdn Bhd (F.K.A TGI V Sdn Bhd) [Member]
Organization And Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Date of incorporation	12.11.2021
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Dormant
VCIG Limited [Member]
Organization And Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Date of incorporation	29.04.2020
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Dormant
V Galactech Sdn Bhd [Member]
Organization And Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Date of incorporation	12.01.2022
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of information technology development
VC Acquisition Ltd [Member]
Organization And Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Date of incorporation	04.01.2022
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Dormant
VC Acquisition II Ltd [Member]
Organization And Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Date of incorporation	04.01.2022
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Dormant